4. Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2017
Transfers and Servicing of Financial Assets [Abstract]
Schedule Of Mortgage Servicing Rights
	2017	2016

Balance at beginning of year	$1,210,695	$1,293,079
MSRs capitalized	109,297	176,705
MSRs amortized	(236,706)	(266,603)
Change in valuation allowance	0	7,514
Balance at end of year	$1,083,286	$1,210,695